S000097968 [Member] Investment Objectives and Goals - Man Active Emerging Markets Equity ETF	Dec. 11, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Man Active Emerging Markets Alternative ETF Summary
Objective [Heading]	Risk/Return Summary: Investment Objective
Objective, Primary [Text Block]	Man Active Emerging Markets Alternative ETF (the “Fund”) seeks to provide capital growth over the medium to long term.